Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Contractual Obligations
The following is a schedule of the Company's future minimum lease payments with commitments that have initial or remaining lease terms in excess of one year as of December 31, 2017:

	2018	2019	2020	2021	2022	Thereafter	Total
	(In thousands)
Operating lease obligations	$1,230	$1,213	$1,202	$1,097	$557	$—	$5,299
Capital lease obligations	34	34	3	—	—	—	71
Total	$1,264	$1,247	$1,205	$1,097	$557	$—	$5,370